Fair Value Measurements - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables set forth the financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2023 and 2022 (in thousands):

	December 31, 2023
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds(1)	$184,259	$184,259	$—	$—
Commercial paper(1)	—	—	—	—
Total cash equivalents	$184,259	$184,259	$—	$—

	December 31, 2022
	Total Fair Value	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds(1)	$45,739	$45,739	$—	$—
Commercial paper(1)	1,991	—	1,991	—
Total cash equivalents	47,730	45,739	1,991	—
Marketable securities:
U.S. treasuries(2)	65,391	65,391	—	—
Commercial paper(2)	115,061	—	115,061	—
U.S. agency securities(2)	53,455	—	53,455	—
Asset-backed securities(2)	1,914	—	1,914	—
Total marketable securities	235,821	65,391	170,430	—
Total cash equivalents and marketable securities	$283,551	$111,130	$172,421	$—
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(1)Included within cash and cash equivalents on the balance sheet.
(2)Included within investments in marketable securities, current and investments in marketable securities, non-current on the balance sheet.
Liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At December 31, 2022:
Liabilities
Preferred stock warrants liability	$994	$—	$—	$994
Total liabilities measured at fair value	$994	$—	$—	$994

	Fair Value Measurements at Reporting Date
	Total	Level 1	Level 2	Level 3
At December 31, 2023:
Cash equivalents
Money market funds	$7,962	$7,962	$—	$—
Total cash equivalents measured at fair value	$7,962	$7,962	$—	$—
Marketable securities
Commercial paper	$18,751	$—	$18,751	$—
U.S. government agency securities	9,925	—	9,925	—
U.S. treasury securities	1,978	1,978	—	—
Total marketable securities measured at fair value	$30,654	$1,978	$28,676	$—
Liabilities
Preferred stock warrants liability	$871	$—	$—	$871
Total liabilities measured at fair value	$871	$—	$—	$871